Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	2024	2025
	RMB’000	RMB’000
Pharmaceuticals	592	1,337
Medical consumables	14,315	17,461
	14,907	18,798